Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans Tables
Summary of stock option activity

A summary of option activity under the Plans during the years ended December 31, 2014 and 2013 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2013	167,620	$9.53	3.38	—

Granted	—	$0.00

Exercised	—	$0.00

Forfeited or Expired	(17,590)	$9.60

Outstanding at December 31, 2013	150,030	$9.52	2.40	—

Granted	—	$0.00

Exercised	—	$0.00

Forfeited or expired	(14,000)	$9.30

Oustanding at December 31, 2014	136,030	$9.54	1.40	—

Options Exercisable at December 31, 2014	136,030	$9.54	1.40	—